Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 1	$ 747,616
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 2	751,449
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 3	767,772
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 4	495,182
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 5	113,556
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 6	438,165
Commitments Schedule Of Future Minimum Rental Payments For Operating Leases 7	$ 3,313,740